Share-based payment obligation - Movements in the number of share options outstanding - (Details) shares in Thousands		12 Months Ended
	Oct. 14, 2021	Dec. 31, 2023 Option shares	Dec. 31, 2022 Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options at the beginning of the period		6,589,136
Share options ending of the period		4,129,844	6,589,136
Conversion ratio of old classes of ordinary shares into new class of ordinary shares	500
Incentive plan 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares		634	1,267
Share options at the beginning of the period		634,000	1,267,000
Share options Forfeited		(317,000)
Exercised during the period		(317,000)	(633,000)
Share options ending of the period			634,000
Incentive plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares		2,560	5,120
Share options at the beginning of the period		2,560,000	5,120,000
Share options Forfeited		(1,280,000)
Exercised during the period		(1,280,000)	(2,560,000)
Share options ending of the period			2,560,000
Incentive plan 2B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares		768	1,537
Share options at the beginning of the period		768,000	1,537,000
Share options Forfeited		(384,000)
Exercised during the period		(384,000)	(769,000)
Share options ending of the period			768,000
Incentive plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares		10	19
Share options at the beginning of the period		10,000	19,000
Share options Forfeited		(5,000)
Exercised during the period		(5,000)	(9,000)
Share options ending of the period			10,000
Omnibus plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, authorized | shares		4,750	2,943
Share options at the beginning of the period		2,618,000
Share options Issued		2,132,000	2,943,000
Share options Forfeited		(127,000)	(86,000)
Exercised during the period		(493,000)	(239,000)
Share options ending of the period		4,130,000	2,618,000